ADVANCES RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31, 2021	December 31, 2020
Supplier prepayments and deposits	206,858	90,928
Loan to KGL and accrued interest	60,543	56,199
Other receivables and employee advances	19,037	22,997
Harmonized Sales Tax receivable	58,755	66,543
	$345,193	$236,667